Equity Textual (Details) - USD ($)	Mar. 31, 2017	Feb. 28, 2017	Feb. 15, 2017	Jan. 31, 2017	Dec. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Apr. 28, 2016	Mar. 31, 2016	Mar. 17, 2016	Feb. 28, 2016	Dec. 31, 2015	Mar. 31, 2015
Equity Textual Details
Company issued shares of stock to a director															5,000
Issued shares of stock to an officer															2,500
Aggregate of shares of stock to two consultants															$ 10,519
Shares were valued at															$ 191,000
Shares were valued at per share															$ 10.6
Number of issued and outstanding shares of our common stock decreased												311,484,918
Reverse Stock Split shares												3,114,855
Number of authorized shares of our common stock decreased from 750,000,000 to												3,750,000
Company issued shares of common stock to a new employee						2,083	1,257	1,230	1,764		1,540		313
Company issued shares of common stock to a new employee valued at						$ 12,501	$ 7,498	$ 7,499	$ 15,000		$ 14,999		$ 3,012
Company issued shares of common stock to a new employee valued at per share						$ 6	$ 5.964	$ 6.1	$ 8.5		$ 9.74		$ 9.64
Company issued shares of common stock to an employee						15,500
Company issued shares of common stock to an employee valued at						$ 91,760
Company issued shares of common stock to an employee at per share						$ 5.92
Increase the number of authorized shares of the Company's common stock from 3,750,000 to										7,500,000
Shares of our common stock to a total of shares (on a post-Reverse Stock Split basis)										750,000
Increase the number of authorized shares of the common stock from 7,500,000 to										15,000,000
Shares vested during the year					1,501									16,159
Shares unvested														1,501
Shares unvested was reflected as prepaid assets														15,905
Shares of authorized common stock					7,500,000
Shares of authorized common stock par value per share					$ 0.001
Shares of common stock issued and outstanding	4,570,199				3,133,789						3,133,789			6,239,073
Number of issued and outstanding shares of our common stock decreased												622,969,835
Reverse Stock Split shares												6,229,710
Number of authorized shares of our common stock decreased from 750,000,000 to												7,500,000
Number of issued and outstanding shares of our common stock decreased			6,307,577
Pre-Reverse Stock Split shares			3,153,801
Number of authorized shares of our common stock decreased from 15,000,000 to			7,500,000
Number of authorized shares of our common stock decreased par value per share			$ 0.001
Company had shares of authorized common stock			7,500,000
Company had shares of authorized common stock par value per share			$ 0.001
Company issued shares of common stock to two directors				20,000
Company issued shares of common stock to two directors valued at per share				$ 1.72
Company issued shares of common stock to two directors amounts				$ 34,404
Company issued shares of common stock to a director		5,232
Company issued shares of common stock to a director valued at		$ 17,004
Company issued shares of common stock to a director valued at per share		$ 3.25
Shares of common stock issued and outstanding	4,570,199										3,133,789
Preferred Stock
Company is authorized to issue shares of preferred stock	10,000,000										10,000,000
Company is authorized to issue shares of preferred stock par value per share	$ 0.001										$ 0.001